Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of March 31,	As of March 31,
	2023	2022
Land use right, cost	$841,421	$910,808
Customer relationship (Note 15)	8,149,366	8,822,973
Proprietary technology	1,900,000
Trademark	10,187	11,027
Software, cost	1,041,799	1,127,710
Total	11,942,773	10,872,518
Less: accumulated amortization	(2,496,518)	(771,113)
Intangible assets, net	$9,446,255	$10,101,405

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense
2024	$2,132,482
2025	2,132,482
2026	2,132,482
2027	2,132,482
2028	916,327
Thereafter	-
$9,446,255